Intangible assets, net (Details) - Intangible Assets [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Subtotal	$ 991,336	$ 1,016,769
Less: accumulated amortization	(988,276)	(1,004,856)
Intangible assets, net	3,060	11,913
Amortization expense	8,849	54,359	$ 111,096
Software[Member]
Subtotal	14,049	14,409
Patents [Member]
Subtotal	$ 977,287	$ 1,002,360